Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - CNY (¥) ¥ in Thousands		Aug. 31, 2023		Aug. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total Cost		¥ 554,401		¥ 517,543
Total Accumulated amortization		(95,887)		(81,262)
Total Accumulated Impairment		(115,437)		(113,385)
Total Net amount		343,077		322,896
Indefinite lived Intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Indefinite lived intangible assets		402,928	[1]	366,070
Accumulated amortization Indefinite lived intangible assets
Accumulated Impairment Indefinite lived intangible assets		(113,385)		(113,385)
Net amount Indefinite lived intangible assets		289,543		252,685
Definite lived Intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Definite lived intangible assets		50,486		50,486
Accumulated amortization Definite lived intangible assets		(25,342)		(21,148)
Accumulated Impairment Definite lived intangible assets
Net amount Definite lived intangible assets		25,144		29,338
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Definite lived intangible assets		39,016		39,016
Accumulated amortization Definite lived intangible assets		(18,826)		(14,226)
Accumulated Impairment Definite lived intangible assets		(1,569)
Net amount Definite lived intangible assets		18,621		24,790
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Definite lived intangible assets		29,800		29,800
Accumulated amortization Definite lived intangible assets		(22,423)		(18,289)
Accumulated Impairment Definite lived intangible assets		(483)
Net amount Definite lived intangible assets		6,894		11,511
Student base [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Definite lived intangible assets		21,857		21,857
Accumulated amortization Definite lived intangible assets		(19,354)		(18,946)
Accumulated Impairment Definite lived intangible assets
Net amount Definite lived intangible assets		2,503		2,911
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost Definite lived intangible assets	[2]	10,314		10,314
Accumulated amortization Definite lived intangible assets	[2]	(9,942)		(8,653)
Accumulated Impairment Definite lived intangible assets	[2]
Net amount Definite lived intangible assets	[2]	¥ 372		¥ 1,661

[1]	The increase in cost of brand names in 2023 is resulted from the foreign exchange realignment.
[2]	Others include core curriculum, software, backlog and license.